SIMPSON THACHER & BARTLETT LLP
                              425 Lexington Avenue
                            New York, New York 10017



Tel: (212)455-2000
Fax: (212)455-2502


                                                                January 9, 2006


         Re: The India Fund, Inc. (811-8266)


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk


Dear Sir/Madam:

          On behalf of The India Fund, Inc. (the "Fund"), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find the following documents transmitted via direct electronic transmission:

          1. Schedule 14A containing a definitive proxy statement in connection with the special meeting of stockholders of the Fund; and

          2.   Form of proxy for the Fund.

          If you have any questions in connection with this filing, please call Kathryn Gettles-Atwa (212-455-2195) of this firm.

                                Very truly yours,

                                /s/ Kathryn Gettles-Atwa
                                ------------------------
                                Kathryn Gettles-Atwa